Share-based plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-based plans
Schedule of reconciliations for stock options outstanding

Transactions

		Weighted
		Average
		Exercise
	Options	Price
Stock options for shares	(in THOUS)	in €
Balance at December 31, 2018	3,896	68.85
Granted	—	—
Exercised(1)	329	51.72
Forfeited	78	75.08
Balance at December 31, 2019	3,489	70.32
(1)	The average share price at the date of exercise of the options was €67.62.

Summary of fully vested options outstanding and exercisable by price range

Share Options

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise		remaining	exercise		exercise
prices	Number of	contractual	price	Number of	price
in €	options	life	in €	options	in €

45.01 - 50.00	767,001	2.38	49.90	767,001	49.90
50.01 - 55.00	825	0.93	52.27	825	52.27
55.01 - 60.00	133,375	1.24	57.68	133,375	57.68
60.01 - 65.00	—	—	—	—	—
65.01 - 70.00	—	—	—	—	—
70.01 - 75.00	—	—	—	—	—
75.01 - 80.00	2,587,788	3.58	77.03	2,587,788	77.03
	3,488,989	3.23	70.32	3,488,989	70.32